Goldman Sachs Future Tech Leaders Equity ETF Investment Strategy - Goldman Sachs Future Tech Leaders Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in U.S. and non-U.S. technology companies, as described below. The Fund seeks to focus on investments in public stock market capitalizations (based upon shares available for trading on an unrestricted basis at the time of purchase) of less than $100 billion. Goldman Sachs Asset Management, L.P. (“GSAM” or the “Investment Adviser”) generally defines a technology company as a company in the information technology or communication services sectors, or in the internet and direct marketing retail or healthcare technology industries. The Investment Adviser may use the classifications assigned by third parties but is not required to do so. The Fund seeks to achieve its investment objective by investing in technology companies that the Investment Adviser believes are driving technological innovation or benefitting from the enablement of technology, and have the potential to grow their business over many years. The Investment Adviser seeks to identify companies at various growth stages that are developing differentiated technology to either disrupt existing markets, serve existing markets more efficiently, or apply proven business models to new geographies. The Investment Adviser also invests in companies that use technology to drive long-term compounding revenue growth, as well as more mature technology companies that are evolving their business models to exploit new growth opportunities. Equity investments may include common stock, preferred stock, warrants and other rights to acquire stock, American depositary receipts (“ADRs”), European depositary receipts (“EDRs”) and global depositary receipts (“GDRs”), underlying funds (including exchange-traded funds (“ETFs”)), and futures, forwards, options and other instruments with similar economic exposures. The Fund may also invest in companies that only recently began to trade publicly. The Fund may invest in underlying ETFs, exchange-traded products (“ETPs”) and/or money market funds, including those that currently exist or that may become available for investment in the future for which the Investment Adviser or an affiliate now or in the future acts as investment adviser or principal underwriter. The Fund may also invest in unaffiliated ETFs, ETPs and/or money market funds. The Fund’s fundamental equity investment process involves evaluating potential investments based on specific characteristics believed to indicate high-quality businesses with sustainable growth, including strong business franchises, favorable long-term prospects and excellent management. The Investment Adviser believes that as a company matures, sustainable free cash flow generation is an indication of quality and sustainable growth and therefore analyzes and forecasts, among others, a company’s gross profit, operating profit, free cash flow, net cash on its balance sheet, and return on invested capital. The Investment Adviser will also consider the valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, if a company is deemed to be misallocating capital, or if a more attractive risk/reward opportunity becomes available. The Investment Adviser’s belief may be informed by, among other things, company disclosure, third-party research, engagement with the companies, or subjective criteria including the Investment Adviser’s own research, expectations, or opinions. A company in which the Fund invests may not currently or in the future derive any revenue from its efforts to drive technological innovation or benefit from the enablement of technology. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the stock selection process. The Fund may invest in foreign securities, including securities of issuers in countries with emerging markets or economies. The Fund may invest without restriction as to company capitalization and may invest significantly in small- and mid-capitalization companies. The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in securities of issuers in the information technology industries.THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED FUNDS. The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index. The Investment Adviser measures the Fund’s performance against the MSCI ACWI Select Information Technology + Communication Services (excluding ˃$100B Market Cap) Index.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in securities of issuers in the information technology industries.